Retained Earnings - Additional Information (Detail) $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands			12 Months Ended
	Dec. 01, 2025 TWD ($) shares	Jun. 11, 2025 TWD ($) shares	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($) $ / shares	Dec. 31, 2025 USD ($)
Increase Decrease Through Appropriation Of Retained Earnings [Abstract]
Legal capital reserve percentage of remaining profit			10.00%
Cash dividend percentage on dividend distribution			10.00%
Percentage of paid in capital on reserve used to offset deficit or distribute as dividend in cash or stock			25.00%
Adjusted cash dividend distribution ratio per share | $ / shares				$ 1.22996261
Treasury stock, shares, cancelled | shares	12,711	10,000
Reduction in retained earnings	$ 95,417	$ 138,603	$ 7,791,481	$ 8,444,082	$ 248,374